Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Concentration
Summary of customers with greater than 10% of the accounts receivable and suppliers contributed more than 10% of total purchases

	Year ended December 31,
	2023	2024	2025
Customer A	*	*	15%

	Year ended December 31,
	2023	2024	2025
Supplier A	*	*	13%
Supplier B	11%	11%	*